COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
23	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2014 are as follows. The Group's leases do not contain any contingent rental payments terms.

Years ending December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2015	203,105	19,803	222,908
2016	218,115	16,293	234,408
2017	153,501	14,848	168,349
2018	93,790	14,738	108,528
2019	40,148	13,175	53,323
Thereafter	18,159	15,353	33,512

Total	726,818	94,210	821,028

The Group's rental expenses under operating leases amounted to RMB370,292, RMB375,999 and RMB399,079 for the years ended December 31, 2012, 2013 and 2014, respectively.